Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage Expenses and Vessel Operating Expenses
	For the years ended December 31,
	2018	2017	2016
Voyage expenses:
Commissions	$2,171	$1,977	$2,227
Bunkers	4,360	1,384	903
Port expenses	2,217	1,053	-
Other	365	253	222

Total	$9,113	$4,667	$3,352

Vessel operating expenses:
Crew costs and related costs	$ 14,794	$15,558	$14,845
Insurance expense	2,112	2,436	2,935
Spares, repairs, maintenance and other expenses	4,396	4,412	5,294
Stores and lubricants	3,451	3,500	3,871
Management fees (Note 4)	4,221	4,466	4,330
Other operating expenses	1,674	1,492	1,366

Total	$ 30,648	$31,864	$32,641